Employee Benefit Plans and Postretirement Benefits - Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,968	$ 3,011
Fair value of plan assets	$ 1,146	$ 2,183